IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [text block]
	Discount rate
	Brazil	Mexico	Colombia	Peru	Chile	Argentina

December 2017	12.74%	12.09%	12.48%	11.54%	11.35%	30.25%
December 2018	14.10%	14.07%	12.46%	9.75%	10.49%	53.04%

	Growth rate
	Brazil	Mexico	Colombia	Peru	Chile	Argentina

December 2017	3.85%	4.00%	3.40%	2.50%	2.40%	19.30%
December 2018	3.70%	3.00%	3.30%	1.40%	2.50%	34.20%

The recoverable amounts per country were as follow:

Thousand U.S. dollars	Recoverable amounts
	Brazil (*)	Mexico	Colombia	Peru	Chile	Argentina

December 2017	879,303	25,400	59,643	226,881	60,607	90,143
December 2018	763,449	47,732	74,267	389,208	98,318	78,276

(*) The total recoverable amount of 2017 is composed by 33,618 thousand U.S. dollars from the acquisition of RBrasil, 140,373 thousand U.S. dollars from the acquisition of Interfile and 705,312 thousand from Atento Brasil. For 2018 the total recoverable amount is composed by 37,429 thousand U.S. dollars from the acquisition of RBrasil, 77,126 thousand U.S. dollars from the acquisition of Interfile and 648,894 thousand from Atento Brasil.